Statement of Additional Information Supplement

December 10, 2020

Morgan Stanley Institutional Fund, Inc.

Supplement dated December 10, 2020 to the Morgan Stanley Institutional Fund, Inc. Statement of Additional Information dated April 30, 2020

Frontier Markets Portfolio

The row in the table of the section of the Statement of Additional Information entitled "Investments Policies and Strategies" corresponding to "Commodity-Linked Investments" with respect to the Frontier Markets Portfolio is hereby checked.

Please retain this supplement for future reference.